Restatement of Previously Issued Financial Statements (Details) - Vicker's Vantage	Dec. 31, 2021 USD ($) $ / shares
Condensed Financial Statements, Captions [Line Items]
Ordinary per share | $ / shares	$ 10.1
Net tangible assets | $	$ 5,000,001